CONCENTRATIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer two [Member]
Total outstanding accounts and contracts receivable balance	18.00%	17.70%
Customer two [Member] | Total revenue [Member]
Concentration of credit risk	13.00%	36.00%	30.10%
Customer Three [Member]
Total outstanding accounts and contracts receivable balance	14.50%
Customer Three [Member] | Total revenue [Member]
Concentration of credit risk			12.20%
Customer One [Member]
Total outstanding accounts and contracts receivable balance	39.80%	79.60%
SupplierAccountedPurchasePercentage	10.00%	10.00%	33.10%
Customer One [Member] | Total revenue [Member]
Concentration of credit risk	15.80%	48.40%	45.30%